Investment Strategy	May 31, 2025
Nuveen Lifecycle 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The Fund is a “fund of funds” that invests in Class W, Class R6 or Class I shares of other Nuveen mutual funds and in other investment pools or investment products, including other funds or exchange-traded funds (“ETFs”) advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2070 and who may begin taking systematic withdrawals upon retirement.

Advisors currently expects to allocate approximately 94.75% of the Fund’s assets to equity Underlying Funds, 0.25% of its assets to fixed-income Underlying Funds and 5.00% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 45.00% equity/50.00% fixed-income/5.00% direct real estate in the Fund’s target retirement year of 2070 and reaching the Fund’s final target allocation of approximately 20.00% equity/80.00% fixed-income/0.00% direct real estate in 2100. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, non-USD fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2026, which will change over time, are approximately as follows: U.S. Equity: 61.59%; International Equity: 33.16%; Fixed-Income: 0.20%; Non-USD Fixed-Income: 0.05%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 5.00%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the Nuveen Core Equity Fund, Nuveen Large Cap Growth Fund, Nuveen Large Cap Value Fund, Nuveen Quant Small Cap Equity Fund, Nuveen Quant Small/Mid Cap Equity Fund, Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and Nuveen Small Cap Select Fund (U.S. Equity); Nuveen Emerging Markets Equity Fund, Nuveen International Equity Fund, Nuveen International Opportunities Fund, Nuveen International Value Fund and Nuveen Quant International Small Cap Equity Fund (International Equity); Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Floating Rate Income Fund and Nuveen High Yield Fund (Fixed-Income); Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund (Non-USD Fixed-Income); Nuveen Money Market Fund and Nuveen Short Term Bond Fund (Short-Term Fixed-Income); Nuveen Inflation Linked Bond Fund (Inflation-Protected Assets); and Nuveen Real Property Fund LP (Direct Real Estate). Nuveen Real Property Fund LP is a private fund, which is not available for investment by the general public; it is currently offered exclusively to investment pools or investment products managed by Advisors or its affiliates.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and market capitalizations, a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities and direct real estate.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of the Fund’s assets are expected to be invested in any Underlying Fund or market sector not listed above, shareholders will receive prior notice of such change.

As part of the Fund’s ability to invest in other investment pools or investment products noted above, the Fund may invest in ETFs and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs or ETNs for cash management, hedging or defensive purposes. ETFs or ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s current target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of the date of this Prospectus, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Equity	94.94%	U.S. Equity	61.71%	• Nuveen Large Cap Growth	10.38%
				• Nuveen Dividend Growth	10.00%
				• Nuveen Large Cap Value	9.90%
				• Nuveen Growth Opportunities ETF	9.71%
				• Nuveen Dividend Value	9.43%
				• Nuveen Core Equity	8.33%
				• Nuveen Quant Small/Mid Cap Equity	2.21%
				• Nuveen Quant Small Cap Equity	0.90%
				• Nuveen Small Cap Select	0.85%
		International Equity	33.23%	• Nuveen International Opportunities	9.73%
				• Nuveen International Equity	9.03%
				• Nuveen Emerging Markets Equity	5.50%
				• Nuveen Quant International Small Cap Equity	4.70%
				• Nuveen International Value	4.27%

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Fixed-Income	0.06%	Fixed-Income	0.05%	• Nuveen Core Bond	0.03%
				• Nuveen Core Plus Bond	0.02%
		Non-USD Fixed-Income	0.01%	• Nuveen International Bond	0.01%
Real Estate	5.00%	Direct Real Estate	5.00%	• Nuveen Real Property Fund LP	5.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Nuveen Lifecycle Index 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The Fund is a “fund of funds” that invests in Class W shares of other Nuveen mutual funds and in other investment pools or investment products, including other funds or exchange-traded funds (“ETFs”) advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2070 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

Advisors currently expects to allocate approximately 94.75% of the Fund’s assets to equity Underlying Funds and 5.25% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2070 and reaching the Fund’s final target allocation of approximately 20.00% equity/80.00% fixed-income in 2100. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, non-USD fixed-income, high yield bond, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2026, which will change over time, are approximately as follows: U.S. Equity: 61.59%; International Equity: 33.16%; Fixed-Income: 4.20%; Non-USD Fixed-Income: 1.05%; High Yield Bond: 0.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the Nuveen Equity Index Fund (U.S. Equity); Nuveen Emerging Markets Equity Index Fund and Nuveen International Equity Index Fund (International Equity); Nuveen Bond Index Fund (Fixed-Income); Nuveen International Aggregate Bond ETF (Non-USD Fixed-Income); Nuveen High Yield Corporate Bond ETF (High Yield Bond); Nuveen Short Term Bond Index Fund (Short-Term Fixed-Income); and Nuveen Inflation Linked Bond Fund (Inflation-Protected Assets).

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and market capitalizations and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of the Fund’s assets are expected to be invested in any Underlying Fund or market sector not listed above, shareholders will receive prior notice of such change.

As part of the Fund’s ability to invest in other investment pools or investment products noted above, the Fund may invest in ETFs and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs or ETNs for cash management, hedging or defensive purposes. ETFs or ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s current target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of the date of this Prospectus, are listed in the chart below. These allocations will change over time, and it may take time for the Fund to reach these target allocations. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Equity	94.94%	U.S. Equity	61.71%	• Nuveen Equity Index	61.71%
		International Equity	33.23%	• Nuveen International Equity Index	22.66%
				• Nuveen Emerging Markets Equity Index	10.57%
Fixed-Income	5.06%	Fixed-Income	4.05%	• Nuveen Bond Index	4.05%
		Non-USD Fixed-Income	1.01%	• Nuveen International Aggregate Bond ETF	1.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 30 years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Index Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.